Fair Value Measurements - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2019 JPY (¥)	Mar. 31, 2018 JPY (¥)	Mar. 31, 2017 JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers into level 1	¥ 1,769	¥ 3,522
Transfers out of level 1	2,508	3,086
Impairments	5,107
Semiconductors | Camera Module Business Asset Group
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets			¥ 23,860
Semiconductors | Camera Module Business Asset Group | Level 3 | Measurement Input, Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements			0.10
Semiconductors | Camera Module Business Asset Group | Minimum | Level 3 | Measurement Input, Long-term Revenue Growth Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements			(0.01)
Semiconductors | Camera Module Business Asset Group | Maximum | Level 3 | Measurement Input, Long-term Revenue Growth Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements			0.08
Mobile Communications | Smartphone Business Asset Group
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets	¥ 19,172	¥ 31,341
Mobile Communications | Smartphone Business Asset Group | Level 3 | Measurement Input, Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements	0.085	0.085
Mobile Communications | Smartphone Business Asset Group | Minimum | Level 3 | Measurement Input, Long-term Revenue Growth Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements	(0.26)	(0.08)
Mobile Communications | Smartphone Business Asset Group | Maximum | Level 3 | Measurement Input, Long-term Revenue Growth Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements	0.24	0.06
All Other | Storage Media Business Asset Group
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets	¥ 12,858
All Other | Storage Media Business Asset Group | Level 3 | Measurement Input, Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements	0.089
All Other | Storage Media Business Asset Group | Minimum | Level 3 | Measurement Input, Long-term Revenue Growth Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements	(0.34)
All Other | Storage Media Business Asset Group | Maximum | Level 3 | Measurement Input, Long-term Revenue Growth Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements	0.21
Pictures | Production and Distribution
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairments			¥ 112,069
Pictures | Production and Distribution | Level 3 | Measurement Input, Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements			0.095
Pictures | Production and Distribution | Level 3 | Measurement Input, Revenue Multiple [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements			9.0
Pictures | Production and Distribution | Minimum | Level 3 | Measurement Input, Long-term Revenue Growth Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements			0.030
Pictures | Production and Distribution | Maximum | Level 3 | Measurement Input, Long-term Revenue Growth Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements			0.045